Significant accounting policies	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Significant accounting policies
1.	Significant accounting policies:
(a)	Basis of presentation:

The accompanying interim financial information of Seaspan Corporation (the “Company”) has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), on a basis consistent with those followed in the December 31, 2016 audited annual consolidated financial statements. The accompanying interim financial information is unaudited and reflects all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of results for the interim periods presented. These unaudited interim consolidated financial statements do not include all the disclosures required under U.S. GAAP for annual financial statements and should be read in conjunction with the December 31, 2016 annual consolidated financial statements filed with the U.S. Securities and Exchange Commission in the Company’s 2016 Annual Report on Form 20-F.

Certain prior periods’ information has been reclassified to conform with current financial statement presentation.

(b)	Recent accounting developments:

In August 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2017-12 (“ASU 2017-12”), “Targeted Improvements to Accounting for Hedging Activities”.   ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and requires companies to present all of the elements of hedge accounting that affect earnings in the same income statement line as the hedged item.  The new standard also permits hedge accounting for strategies for which hedge accounting is not permitted today and includes new alternatives for measuring the hedged item for fair value hedges of interest rate risk.  The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment”. ASU 2017-04 eliminates the need to determine the fair value of individual assets and liabilities of a reporting unit to measure the goodwill impairment. The goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is evaluating the revised guidance to determine the impact it will have on its consolidated financial statements.